Discontinued Operations and Divestitures - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 Rachel's [Member]	Jun. 30, 2010 Rachel's [Member]	Dec. 31, 2012 Rachel's [Member]	Dec. 31, 2012 Other Prior Discontinued Operations [Member]	Dec. 31, 2012 Hero Group [Member]	Dec. 31, 2011 Hero Group [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash contributions by joint venture partner								$ 1,900,000	$ 6,800,000
Payment of distributions to joint venture								8,000,000
Gain on sale of discontinued operations, net of tax	403,000	3,616,000	5,693,000	3,600,000	5,700,000
Tax benefit (expense) related to discontinued Operation	$ (100,000)	$ 5,500,000	$ 10,200,000			$ (200,000)	$ 600,000